Cover	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	The New York Times Company
Entity Incorporation, State or Country Code	NY
Entity File Number	1-5837
Entity Tax Identification Number	13-1102020
Entity Address, Address Line One	620 Eighth Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	556-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	NYT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000071691
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 28, 2023